Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SPG Businesses | Consolidated properties | Common costs, services and other
Related Party Transactions
Amounts charged to related party					$ 17,251	$ 16,905	$ 15,256
SPG Businesses | Consolidated properties | Property management costs, services and other
Related Party Transactions
Amounts charged to related party	4,794	3,824	10,222	9,102
SPG Businesses | Consolidated properties | Insurance premiums
Related Party Transactions
Amounts charged to related party	2,220	2,273	4,439	4,547	9,094	9,351	8,721
SPG Businesses | Consolidated properties | Advertising and promotional programs
Related Party Transactions
Amounts charged to related party	210	196	443	414	887	1,303	1,373
SPG Businesses | Consolidated properties | Leasing and development fees
Related Party Transactions
Amounts charged to related party	5,657	719	6,112	1,011	11,976	12,283	11,918
SPG Businesses | Unconsolidated properties | Property management costs, services and other
Related Party Transactions
Amounts charged to related party	801	969	1,826	2,120	4,171	4,762	4,812
SPG Businesses | Unconsolidated properties | Insurance premiums
Related Party Transactions
Amounts charged to related party	54	59	109	117	233	247	150
SPG Businesses | Unconsolidated properties | Advertising and promotional programs
Related Party Transactions
Amounts charged to related party	13	15	26	30	65	80	79
SPG Businesses | Unconsolidated properties | Leasing and development fees
Related Party Transactions
Amounts charged to related party	46	26	97	53	310	802	114
SPG and its affiliates
Related Party Transactions
Amount payable	$ 71		$ 71		$ 4,959	$ 8,094